Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended	10 Months Ended	17 Months Ended
	Jun. 12, 2025	Jun. 30, 2025	Sep. 30, 2025	Jan. 09, 2024	Jun. 12, 2025	Jun. 11, 2025	Dec. 31, 2024
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion			$ (10,007)				$ (12,783)
Deferred revenue			$ (5,035)				$ (5,360)
Operating lease, liability, current, statement of financial position [extensible enumeration]			Other current liabilities				Other current liabilities
Current portion of operating lease liability			$ (2,009)				$ (1,587)
Current portion of deferred pre-COD cash flows			(1,844)				0
Pre-COD cash flows	$ (86,100)		0		$ (86,100)	$ (123,100)	(23,842)
Other			(14,886)				(11,693)
Other current liabilities			(33,781)				(55,265)
Lease and operate agreement, net pre-commissioning contractual cash flows, payments including milestones					226,900
Lease and operate agreement, net pre-commissioning contractual cash flows, payments for crew accommodation arrangements					$ 6,100
Lease and operate agreement, net pre-commissioning contractual cash flows, payment of liquidated damages				$ 109,900
Contract liability, net pre-commissioning contractual cash flows		$ 36,800	36,400
Contract liability, net pre-commissioning contractual cash flows, non current liabilities			$ 34,511				0
FLNG lease and operate agreement, term			20 years
Assets under development, removal cost capitalized			$ 4,700
FLNG Gimi
Other Current Liabilities [Line Items]
FLNG lease and operate agreement, term	20 years	20 years
FLNG Hilli
Other Current Liabilities [Line Items]
Asset retirement obligation, current			6,700
Embedded derivative financial instruments, oil derivative
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion			(7,700)				(10,000)
Embedded derivative financial instruments, gas derivative
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion			$ (2,300)				$ (2,800)